UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-02992

Exact name of registrant as specified in charter:	Prudential National Muni Fund, Inc

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2021

Date of reporting period:	2/28/2021

Item 1 –	Reports to Stockholders

PGIM NATIONAL MUNI FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM National Muni Fund informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM National Muni Fund

April 15, 2021

PGIM National Muni Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 2/28/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.25	-3.66	2.34	3.88	—
Class C	0.84	-2.21	2.21	3.42	—
Class Z	1.45	-0.10	3.27	4.48	—
Class R6	1.48	-0.03	N/A	N/A	4.03 (12/4/17)
Bloomberg Barclays 1-15 Year Municipal Index
	0.61	1.38	2.95	3.66	—

Average Annual Total Returns as of 2/28/21 Since Inception (%)
Class R6 (12/4/17)
Bloomberg Barclays 1-15 Year Municipal Index	3.91

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays 1-15 Year Municipal Index—The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The 1–15 index contains bonds with maturities between 1 and 15 years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM National Muni Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/21 (%)
AAA	9.6
AA	31.5
A	38.7
BBB	15.3
BB	0.4
CCC	0.3
Not Rated	1.0
Cash/Cash Equivalents	3.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/21
	Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.17	0.48	0.76	0.81	0.46	0.73	0.78
Class C	0.11	-0.35	-0.56	-0.59	-0.37	-0.59	-0.63
Class Z	0.19	0.75	1.19	1.27	0.70	1.11	1.18
Class R6	0.19	0.82	1.30	1.39	0.78	1.24	1.32

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT) and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM National Muni Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM National Muni Fund		Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,012.50	0.61%	$3.04
	Hypothetical	$1,000.00	$1,021.77	0.61%	$3.06
Class C	Actual	$1,000.00	$1,008.40	1.44%	$7.17
	Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class Z	Actual	$1,000.00	$1,014.50	0.36%	$1.80
	Hypothetical	$1,000.00	$1,023.01	0.36%	$1.81
Class R6	Actual	$1,000.00	$1,014.80	0.29%	$1.45
	Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.2%

MUNICIPAL BONDS

Alabama 1.4%

Alabama Pub. Sch. & Clg. Auth. Rev., Social Bonds, Series A, Rfdg.	5.000%	11/01/28	1,165	$1,509,712
Black Belt Energy Gas Dist. Rev.,
Proj. 4, Series A-1 (Mandatory put date 12/01/25)	4.000(cc)	12/01/49	3,890	4,427,598
Proj. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	3,000	3,470,520
Jefferson Cnty. Swr Rev.,
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.000	10/01/44	500	554,595
Sr. Lien, Warrants, Series A, Rfdg., AGM	5.250	10/01/48	500	554,660
Mobile Indl. Dev. Brd. Rev.,
Alabama Pwr. Co. Barry, Rmkt. (Mandatory put date 06/26/25)	1.000(cc)	06/01/34	1,000	1,011,920
Selma Indl. Dev. Brd. Rev.,
Int’l Paper Co. Proj., Series A, Rfdg. (Mandatory put date 06/16/25)	1.375(cc)	05/01/34	1,600	1,638,560

				13,167,565

Alaska 0.7%

Alaska Indl. Dev. & Export Auth. Rev.,
Tanana Chiefs Conference Proj., Series A	4.000	10/01/49	3,000	3,354,750
Tanana Chiefs Conference Proj., Series A	5.000	10/01/31	1,555	1,993,479
Alaska Muni. Bond Bank Auth. Rev.,
Rfdg.	5.000	12/01/26	1,350	1,648,714

				6,996,943

Arizona 3.2%

Arizona Hlth. Facs. Auth. Rev.,
Banner Hlth., Series B, 3 Month LIBOR + 0.810%	0.969(c)	01/01/37	2,280	2,103,515
Arizona Indl. Dev. Auth. Rev.,
Phoenix Children’s Hosp., Series A	5.000	02/01/29	550	706,607
Phoenix Children’s Hosp., Series A	5.000	02/01/30	300	391,713
Chandler Indl. Dev. Auth. Rev.,
Intel Corp., AMT (Mandatory put date 06/03/24)	5.000(cc)	06/01/49	1,035	1,176,164
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Banner Hlth., Series A	5.000	01/01/41	1,000	1,210,650
Phoenix Civic Impvt. Corp. Rev.,
Jr. Lien, Series B, AMT	5.000	07/01/29	2,000	2,536,600
Series A, AMT	5.000	07/01/47	2,000	2,302,680
Sr. Lien, AMT	5.000	07/01/48	2,000	2,331,540
Sr. Lien, Rfdg., AMT	5.000	07/01/32	1,200	1,315,476

See Notes to Financial Statements.

PGIM National Muni Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Pima Cnty. Indl. Dev. Auth. Rev.,
Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000%	09/01/29	2,000	$2,136,420
Salt River Proj. Agric. Impvt. & Pwr. Dist. Elec. Sys. Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000	01/01/28	875	1,080,791
Series A, Rfdg.	4.000	01/01/38	2,000	2,289,300
Salt Verde Finl. Corp.,
Sr. Gas Rev., Sr. Bonds	5.000	12/01/32	2,800	3,694,040
Sr. Gas Rev., Sr. Bonds	5.000	12/01/37	3,505	4,863,573
Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	2,180	2,640,002

				30,779,071

California 10.4%

Alameda Corridor Trans. Auth. Rev., 2nd Sub. Lien, Series B, Rfdg.	5.000	10/01/37	1,500	1,721,970
Anaheim Pub. Fing. Auth. Lease Rev.,
Sr. Pub. Impvts. Proj., Series A, AGM	6.000	09/01/24	4,945	5,470,209
Bay Area Toll Auth. Rev.,
Series F-1	5.000	04/01/56	2,000	2,354,660
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	845	853,501
California Hlth. Facs. Fing. Auth. Rev.,
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,149,300
Sutter Hlth. Series D, Rfdg. (Pre-refunded date 08/15/21)(ee)	5.250	08/15/31	1,000	1,023,420
California Muni. Fin. Auth. Rev.,
CHF-Davis I, LLC, West Village Student Hsg. Proj.,
BAM, TCRs	5.000	05/15/29	1,000	1,257,630
ExxonMobil Proj., Rfdg., FRDD (Mandatory put date 03/01/21)	0.020(cc)	12/01/29	810	810,000
Sr. Lien-LINXS APM Proj., AMT	5.000	12/31/43	2,750	3,216,867
Wste. Mgmt., Inc., Series A, Rmkt., AMT (Mandatory put date 12/01/23)(hh)	0.700(cc)	12/01/44	1,000	1,007,900
California St.,
GO	5.000	03/01/45	3,000	3,420,390
GO, Rfdg.	5.000	11/01/28	2,500	3,235,925
GO, Rfdg.	5.000	08/01/45	500	577,600
GO, Rfdg.	5.000	08/01/46	1,500	1,777,935
Var. Purp., GO	5.000	04/01/42	7,000	7,330,820
Var. Purp., GO	5.250	04/01/35	1,250	1,315,450
Var. Purp., GO, Rfdg.	5.000	09/01/41	4,250	4,344,562
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,282,275
Var. Purp., GO, Rfdg.	5.000	10/01/47	3,000	3,510,120

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000%	02/01/28	2,360	$2,891,047
California St. Univ. Rev.,
Systemwide, Series A, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/37	1,250	1,289,963
Foothill-De Anza Cmnty. Clg. Dist.,
Series C, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/40	1,250	1,275,237
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/26	1,025	1,211,888
Series A-1, Rfdg.	5.000	06/01/28	3,255	3,953,686
Series A-1, Rfdg.	5.000	06/01/29	1,250	1,514,363
Series A-1, Rfdg.	5.000	06/01/30	820	1,008,830
Series A-1, Rfdg.	5.000	06/01/33	3,050	3,705,598
Series A-1, Rfdg.	5.000	06/01/35	1,545	1,857,785
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	1,140	1,556,134
Series A	5.500	11/15/37	1,000	1,445,780
Los Angeles Calif. Dept. Arpts. Rev.,
Los Angls. Int’l., Series A, AMT	5.000	05/15/29	2,000	2,192,460
Los Angls. Int’l., Series A, AMT	5.000	05/15/38	2,500	2,727,375
Sr. Series C, AMT	5.000	05/15/28	1,075	1,360,660
Sub. Los Angls. Int’l., Series A, AMT	5.250	05/15/48	1,000	1,204,820
Sub. P3 Proj., Series A, Rfdg., AMT	5.000	05/15/27	655	807,130
Los Angeles Dept. of Wtr. Rev.,
Wtr. Sys., Series B	5.000	07/01/34	2,500	2,742,400
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	2,000	3,197,140
Pittsburg Redev. Agcy. Tax Alloc.,
Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.062(t)	08/01/25	2,000	1,908,320
Port of Oakland Rev.,
Series O, Rfdg., AMT	5.000	05/01/29	2,860	2,881,765
Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/22)(ee)	5.000	05/01/33	1,750	1,836,887
Riverside Cnty. Pub. Fing. Auth. Rev.,
Cap. Facs. Proj.	5.250	11/01/45	1,000	1,167,110
San Diego Cmnty. Clg. Dist.,
Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,530,285
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000	07/01/38	1,000	1,095,910
Sr. Series B, AMT	5.000	07/01/43	2,000	2,186,440

See Notes to Financial Statements.

PGIM National Muni Fund 11

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

San Diego Cnty. Wtr. Auth. Rev.,
Green Bond, Series A, Rfdg.	5.000%	05/01/28	750	$968,295
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg., AMT	5.250	05/01/33	1,000	1,097,870
Second Series F, Rfdg., AMT	5.000	05/01/28	1,635	1,647,442
Walnut Energy Ctr. Auth. Rev.,
Rfdg.	5.000	01/01/34	800	916,816

				98,839,970

Colorado 3.0%

Colorado Hlth. Facs. Auth. Rev.,
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/27	1,725	2,139,845
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/29	2,070	2,660,757
Commonspirit Hlth. Series A, Rfdg.	5.000	08/01/34	2,500	3,181,825
Commonspirit Hlth. Series B-2 (Mandatory put date 08/01/26)	5.000(cc)	08/01/49	2,465	2,935,421
Vail Valley Med. Ctr.	4.000	01/15/45	1,500	1,604,835
Colorado Springs Co. Util. Sys. Rev.,
Series C	5.000	11/15/27	1,000	1,272,810
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, Rfdg., AMT	5.000	11/15/27	885	1,100,365
Series A, Rfdg., AMT	5.250	11/15/22	1,050	1,085,500
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/34	2,300	2,803,217
Sub. Sys., Series A, Rfdg., AMT	5.000	12/01/35	1,000	1,211,630
Sub. Sys., Series A, Rfdg., AMT	5.250	12/01/43	3,000	3,610,290
E-470 Pub. Highway Auth.,
Sr. Rev., Series A, Rfdg.	5.000	09/01/27	940	1,172,763
Sr. Rev., Series A, Rfdg.	5.000	09/01/28	1,000	1,272,660
Regl. Trans. Dist. Rev.,
Denver Transit Partners Eagle P3 Proj., Series A,
Rfdg.	5.000	07/15/28	400	499,684
Denver Transit Partners Eagle P3 Proj., Series A,
Rfdg.	5.000	07/15/29	400	506,752
Regl. Trans. Dist. Sales Tax Rev.,
Green Bond Fastracks Proj., Series B, Rfdg.(hh)	5.000	11/01/28	1,425	1,850,391

				28,908,745

Connecticut 2.3%

Connecticut St.,
Series 2021-A, GO	4.000	01/15/28	1,500	1,791,180
Series A, GO	4.000	01/15/33	2,000	2,388,260

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Connecticut (cont’d.)

Connecticut St., (cont’d.)
Series A, GO	5.000%	01/15/32	2,000	$2,577,400
Series B, GO, Rfdg.	5.000	05/15/25	2,000	2,354,500
Series C, GO	5.000	06/15/28	1,000	1,270,790
Connecticut St. Dev. Auth. Rev.,
Light & Pwr. Co. Proj., Series A, Rfdg.	4.375	09/01/28	1,000	1,020,390
Connecticut St. Hlth. & Ed. Facs. Auth. Rev.,
Yale Univ., Series A-2, Rfdg. (Mandatory put date 07/01/26)	2.000(cc)	07/01/42	1,685	1,782,949
Connecticut St. Spl. Tax Rev.,
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/27	1,165	1,447,967
Spl. Tax Oblig. Bonds, Series A	5.000	05/01/29	4,000	5,183,560
Trans. Infrastructure, Series A	5.000	01/01/38	2,000	2,423,960

				22,240,956

Delaware 0.2%

Delaware Trans. Auth. Rev.,
Rfdg.	5.000	07/01/28	1,150	1,477,440

District of Columbia 1.9%

Dist. of Columbia Rev.,
Friendship Pub. Chrt. Sch., Rfdg.	5.000	06/01/36	1,385	1,529,954
Gallaudet Univ.	5.500	04/01/34	600	602,562
Kipp DC Iss., Series A, Rfdg.	5.000	07/01/37	1,250	1,459,925
Kipp. Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/43	850	963,109
Kipp. Chrt. Sch., Rfdg. (Pre-refunded date 07/01/23)(ee)	6.000	07/01/48	725	821,476
Metropolitan Washington D.C. Arpt. Auth. Dulles Toll Road Rev.,
Dulles Met. Rail, Series A, Rfdg.	5.000	10/01/44	2,000	2,411,260
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev.,
Forward Delivery, Series A, Rfdg., AMT	5.000	10/01/32	1,500	1,921,320
Rfdg., AMT	5.000	10/01/26	3,185	3,858,341
Series A, Rfdg., AMT	5.000	10/01/31	2,500	2,668,975
Series A, Rfdg., AMT	5.000	10/01/44	1,000	1,118,580
Series C, Rfdg.	5.000	10/01/27	1,000	1,025,960

				18,381,462

See Notes to Financial Statements.

PGIM National Muni Fund 13

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 6.8%

Broward Cnty. Arpt. Sys. Rev.,
Series A, AMT	5.000%	10/01/45	3,000	$3,382,770
Series A, AMT (Pre-refunded date 10/01/23)(ee)	5.250	10/01/43	1,500	1,681,980
Series B, Rfdg., AMT	5.000	10/01/27	3,000	3,709,950
Central Florida Expressway Auth. Rev.,
Sr. Lien, Rfdg.	4.000	07/01/41	2,000	2,269,760
Citizens Ppty. Ins. Corp. Rev.,
Sr. Sec’d., Series A-1	5.000	06/01/22	1,000	1,059,780
Cityplace Cmnty. Dev. Dist.,
Spl. Assess., Rfdg.	5.000	05/01/26	1,000	1,117,440
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	5.625	04/01/43	500	555,685
Nova Southeastern Univ. Proj., Series A (Pre-refunded date 04/01/23)(ee)	6.000	04/01/42	1,000	1,119,140
Florida Dev. Fin. Corp. Rev.,
Nova Southeastern Univ. Proj., Series A, Rfdg.	5.000	04/01/26	555	649,927
Florida Higher Edl. Facs. Finl. Auth. Rev.,
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/25	1,050	1,204,686
Nova Southeastern Univ. Proj., Rfdg.	5.000	04/01/28	1,250	1,459,513
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/42	5,000	5,945,100
Hillsborough Cnty. Avtn. Auth. Rev.,
Tampa Int’l. Arpt., Sub. Series A, Rfdg., AMT	5.000	10/01/25	1,270	1,409,611
Tampa Int’l. Arpt., Series E, AMT	5.000	10/01/48	4,500	5,233,005
JEA Elec. Sys. Rev.,
Sub. Series A, Rfdg.	5.000	10/01/28	9,000	11,338,110
Miami Beach Redev. Agcy. Tax Alloc.,
Tax Incr. Rev. City Ctr., Rfdg., AGM	5.000	02/01/44	1,500	1,667,220
Miami Dade Cnty. Wtr. & Swr. Sys. Rev.,
Series B, Rfdg., AGM	5.250	10/01/22	5,000	5,396,350
Orange Cnty. Hlth. Facs. Auth. Rev.,
Orlando Hlth. Inc., Series B, Rfdg.	5.000	10/01/44	1,000	1,164,480
Palm Beach Cnty. Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg. (Pre-refunded date 12/01/24)(ee)	5.000	12/01/31	500	583,685
Sarasota Cnty. Pub. Hosp. Dist. Rev.,
Sarst. Mem. Hosp.	4.000	07/01/48	2,860	3,163,160
Sarst. Mem. Hosp.	5.000	07/01/28	1,160	1,475,729
South Miami Hlth. Facs. Auth. Inc., Rev.,
Baptist Hlth. South Florida, Rfdg.	5.000	08/15/47	1,000	1,173,800

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

Tampa Hlth. Sys. Rev.,
Baycare Hlth. Sys., Series A, Rfdg.	5.000%	11/15/33	3,090	$3,258,807
Village Cmnty. Dev. Dist. No. 6,
Spl. Assess., Rfdg.	4.000	05/01/27	330	377,781
Spl. Assess., Rfdg.	4.000	05/01/28	340	388,538
Spl. Assess., Rfdg.	4.000	05/01/29	350	397,320
Village Cmnty. Dev. Dist. No. 7,
Spl. Assess., Rfdg.	4.000	05/01/23	1,075	1,131,781
Village Cmnty. Dev. Dist. No. 10,
Spl. Assess.	4.500	05/01/23	520	534,586
Village Cmnty. Dev. Dist. No. 13,
Spl. Assess.	3.375	05/01/34	500	522,560
Spl. Assess., 144A	2.625	05/01/30	1,000	1,004,590

				64,376,844

Georgia 2.0%

Atlanta GA Dept. Avtn. Rev.,
Series B, Rfdg., AMT	5.000	07/01/29	830	1,062,043
Georgia St. Road & Twy. Auth. Rev.,
Grant Anticipation Rev. Vehicle	5.000	06/01/27	2,630	3,295,627
Main Street Natural Gas, Inc., Rev.,
Series C (Mandatory put date 09/01/26)	4.000(cc)	03/01/50	4,370	5,042,193
Sub. Series C (Mandatory put date 12/01/23)	4.000(cc)	08/01/48	3,160	3,447,560
Monroe Cnty. Dev. Auth. Rev.,
GA Pwr. Co. Plant Scherer Proj. 1	2.250	07/01/25	1,000	1,044,560
Muni. Elec. Auth. of Georgia Rev.,
Combined Cycle Proj., Series A, Rfdg.	4.000	11/01/24	1,050	1,175,370
Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	1,425	1,682,740
Priv. Clgs. & Univs. Auth. Rev.,
Savannah Clg. of Art & Design	5.000	04/01/44	2,120	2,303,062

				19,053,155

Hawaii 0.8%

Hawaii St. Arpts. Sys. Rev.,
Series A, AMT	5.000	07/01/45	1,000	1,131,330
Series A, AMT	5.000	07/01/48	3,000	3,520,590
Hawaii St. Dept. Budget & Fin. Rev.,
Pac. Hlth. Oblig., Series A, Rfdg.	5.500	07/01/43	2,560	2,870,349

				7,522,269

See Notes to Financial Statements.

PGIM National Muni Fund 15

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 12.5%

Chicago Brd. of Ed. Rev.,
Series C, GO, Rfdg.	5.000%	12/01/22	1,500	$1,610,865
Spl. Tax	5.000	04/01/46	1,000	1,112,680
Chicago O’Hare Int’l. Arpt. Rev.,
Gen. Arpt. Sr. Lien, Series B, Rfdg., AMT
(Pre-refunded date 01/01/22)(ee)	5.000	01/01/32	2,000	2,077,380
Series A, Rfdg., AMT	5.000	01/01/33	1,310	1,502,230
Series B, Rfdg.	5.000	01/01/32	1,500	1,735,680
Sr. Lien, Series D	5.250	01/01/42	2,000	2,386,880
Chicago Trans. Auth. Rev., 2nd Lien	5.000	12/01/46	3,000	3,475,020
Transit Imps. (Pre-refunded date 12/01/21)(ee)	5.250	12/01/40	1,000	1,038,080
Chicago Wstewtr. Transmn. Rev., 2nd Lien	5.000	01/01/39	2,000	2,224,760
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/29	355	407,700
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/31	450	516,006
2nd Lien, Rmkt., Series C, Rfdg.	5.000	01/01/39	2,000	2,244,600
2nd Lien, Series A	5.000	01/01/47	1,000	1,139,230
Chicago Wtrwks. Rev.,
2nd Lien, Rfdg.	5.000	11/01/32	1,325	1,408,316
2nd Lien, Rfdg.	5.000	11/01/36	2,390	2,805,334
2nd Lien, Series A-1	5.000	11/01/27	510	606,920
2nd Lien, Series A-1	5.000	11/01/30	1,495	1,764,444
Chicago, IL,
Proj. Series A, GO	5.250	01/01/35	1,950	1,955,694
Proj. Series A, GO, Rfdg.	5.250	01/01/29	1,185	1,305,906
Rmkt., Series 2002B, GO	5.250	01/01/28	1,850	2,095,051
Rmkt., Series 2002B, GO	5.500	01/01/37	600	673,830
Rmkt., Series 2003B, GO, Rfdg.	5.500	01/01/30	1,000	1,139,650
Series A, GO	5.500	01/01/33	960	1,091,654
Series C, GO, Rfdg.	5.000	01/01/23	270	278,505
Series C, GO, Rfdg.	5.000	01/01/24	340	373,857
Series C, GO, Rfdg.	5.000	01/01/26	1,000	1,151,140
Cook Cnty.,
Series A, GO, Rfdg.	5.000	11/15/28	1,050	1,338,120
Illinois Fin. Auth. Rev.,
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/26	1,500	1,835,115
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/28	1,110	1,417,470
Northshore Univ. Hlth. Sys., Series A, Rfdg.	5.000	08/15/29	2,000	2,595,840
OSF Healthcare Sys., Series B-2, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	05/15/50	1,300	1,557,179

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

Illinois St.,
GO	5.000%	02/01/24	1,195	$1,317,332
GO	5.000	11/01/30	500	571,155
GO	5.000	04/01/31	1,000	1,097,990
GO	5.250	02/01/29	2,000	2,206,640
GO, Rfdg.	5.000	08/01/24	2,000	2,109,860
GO, Rfdg.	5.000	02/01/25	1,315	1,481,453
Series A, GO	5.000	04/01/22	1,730	1,805,566
Series A, GO	5.000	12/01/39	2,500	2,813,650
Series A, GO, Rfdg.	5.000	10/01/28	750	895,403
Series C, GO	5.000	11/01/29	1,000	1,145,540
Series D, GO	5.000	11/01/22	1,950	2,079,909
Series D, GO	5.000	11/01/23	3,730	4,084,760
Series D, GO	5.000	11/01/26	6,150	7,058,601
Series D, GO	5.000	11/01/27	2,210	2,565,368
Illinois St. Toll Hwy. Auth. Rev.,
Series A	5.000	01/01/38	3,125	3,366,625
Series C	5.000	01/01/39	2,000	2,301,820
Sr. Rev. Bonds, Series A, Rfdg.	5.000	01/01/28	5,000	6,291,900
Sr. Rev., Series C, Rfdg.	5.000	01/01/31	3,000	3,882,780
Metropolitan Pier & Exposition Auth. Dedicated St. Tax Rev.,
McCormick Place Expansion, Series A, CABS, NATL	2.811(t)	12/15/34	10,000	6,802,200
McCormick Place Expansion, Series A, CABS, NATL	2.999(t)	06/15/37	7,500	4,616,475
Railsplitter Tob. Settlement Auth. Rev.,
Series 2010 (Pre-refunded date 06/01/21)(ee)	6.000	06/01/28	1,250	1,268,038
Tob. Set. Funded	5.000	06/01/27	500	601,105
Tob. Set. Funded	5.000	06/01/28	1,055	1,267,266
Regl. Trans. Auth. Rev.,
Series A	4.000	06/01/37	3,605	3,968,384
Sales Tax Secur. Corp. Rev., 2nd Lien, Series A, Rfdg.	5.000	01/01/26	2,250	2,644,785
2nd Lien, Series A, Rfdg.	5.000	01/01/29	1,500	1,868,085
Springfield Elec. Rev.,
Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,000	1,084,040

				118,061,866

Indiana 1.1%

Indiana Fin. Auth. Rev.,
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	2,000	2,403,480
Indianapolis Pwr. & Light. Co. Proj., Series B, Rfdg.,
AMT (Mandatory put date 04/01/26)	0.950(cc)	12/01/38	625	619,631

See Notes to Financial Statements.

PGIM National Muni Fund 17

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Indiana (cont’d.)

Indianapolis Loc. Pub. Impvt. Bank Rev.,
Courthouse & Jail Proj., Series A, Rfdg.	4.000%	02/01/44	4,250	$4,891,070
Whiting, IN Rev.,
BP products, Rfdg., AMT (Mandatory put date 06/05/26)	5.000(cc)	12/01/44	2,025	2,449,582

				10,363,763

Iowa 1.0%

PEFA, Inc., Gas Proj. Rev.,
Series A-1 (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	7,775	9,385,358

Kansas 0.3%

Wyandotte Cnty.-Kansas City Unified Govt. Util. Sys. Rev.,
Impvt., Series A	5.000	09/01/45	2,170	2,476,925

Kentucky 1.9%

Kentucky Pub. Energy Auth. Rev.,
Gas Sply., Series B (Mandatory put date 01/01/25)	4.000(cc)	01/01/49	3,210	3,570,676
Series A-1 (Mandatory put date 06/01/25)	4.000(cc)	12/01/49	3,370	3,782,926
Series C (Mandatory put date 02/01/28)	4.000(cc)	02/01/50	5,230	6,130,240
Owen Cnty. Wtrwks. Sys. Rev.,
American Wtr. Co., Rfdg. (Mandatory put date 09/01/23)	0.700(cc)	06/01/40	1,000	997,770
American Wtr. Co., Series A, Rfdg. (Mandatory put date 10/01/29)	2.450(cc)	06/01/39	1,500	1,603,260
Trimble Cnty. Elec. Pwr. & Lt. Rev.,
Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg.,
AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	2,250	2,229,052

				18,313,924

Louisiana 0.7%

Louisiana Pub. Facs. Auth. Rev.,
Franciscan Mis., Rfdg. (Pre-refunded date 07/01/25)(ee)	5.000	07/01/39	10	11,835
Franciscan Mis., Unrefunded, Rfdg.	5.000	07/01/39	1,990	2,297,992
Tulane Univ. of Louisiana, Rfdg.	5.000	04/01/29	1,000	1,270,900

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana (cont’d.)

Louisiana St. Hwy. Impt. Rev.,
Series A (Pre-refunded date 06/15/24)(ee)	5.000%	06/15/34	1,250	$1,436,787
St. Charles Parish Gulf Zone Opp. Zone Rev.,
Valero Energy Corp. (Mandatory put date 06/01/22)	4.000(cc)	12/01/40	1,500	1,568,310

				6,585,824

Maine 0.1%

Maine Hlth. & Higher Edl. Facs. Auth. Rev.,
Maine Hlth., Series A	5.000	07/01/27	900	1,116,783

Maryland 0.3%

Washington Suburban Sanitary Comm. Rev.,
Consol. Pub. Impvt., 2nd Series	4.000	06/01/40	2,150	2,433,778

Massachusetts 0.7%

Massachusetts Bay Trans. Auth. Rev.,
Mass. Sales Tax, Series B, Rfdg., NATL	5.500	07/01/27	1,325	1,709,197
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Tufts Univ., Series M, Rfdg.	5.500	02/15/28	3,000	3,890,490
Massachusetts St. Port Auth. Rev.,
Series A, AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/42	1,000	1,061,410
Series A, Rfdg., AMT	5.000	07/01/27	320	396,333

				7,057,430

Michigan 1.4%

Michigan Fin. Auth. Rev.,
McLaren Hlth., Series D-2, Rfdg. (Mandatory put date 08/09/21)	0.530(cc)	10/15/38	1,000	1,000,793
Sr. Series A, Class 1, Rfdg.	5.000	06/01/28	1,000	1,266,640
Sr. Series A, Class 1, Rfdg.	5.000	06/01/29	250	322,095
Sr. Series A, Class 1, Rfdg.	5.000	06/01/30	1,000	1,309,730
Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	2,250	2,934,787
Sr. Series A, Class 1, Rfdg.	5.000	06/01/33	2,750	3,560,700
Michigan St. Bldg. Auth. Rev.,
Facs. Prog., Series I-A, Rfdg. (Pre-refunded date 10/15/21)(ee)	5.375	10/15/41	750	774,263
Wayne Cnty. Arpt. Auth. Rev.,
Det. Met. Arpt., Series D, Rfdg., AMT	5.000	12/01/28	1,500	1,626,585

				12,795,593

See Notes to Financial Statements.

PGIM National Muni Fund 19

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Minnesota 0.2%

Rochester Rev.,
Mayo. Clnc.	4.000%	11/15/48	2,000	$2,236,520

Mississippi 0.1%

Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series F, FRDD (Mandatory put date 03/01/21)	0.020(cc)	11/01/35	635	635,000
Poll. Ctrl. Rfdg.	3.200	09/01/28	500	530,000

				1,165,000

Missouri 0.8%

Missouri St. Hlth. & Edl. Facs. Auth. Rev.,
BJC Hlth. Sys.	5.000	01/01/44	3,500	3,906,245
Univ. of Missouri Rev.,
Series B, Rfdg.	5.000	11/01/30	2,505	3,360,483

				7,266,728

Nebraska 0.7%

Central Plns. Energy. Proj. Rev.,
Proj. 4 (Mandatory put date 01/01/24)	5.000(cc)	03/01/50	4,445	4,958,220
Douglas Cnty. Hosp. Auth. No. 2 Rev.,
Children’s Hosp. Oblig. Grp. (Mandatory put date 11/15/25)	5.000(cc)	11/15/53	1,270	1,506,601

				6,464,821

New Jersey 8.6%

Camden Cnty. Impvt. Auth. Rev.,
Cooper Hlth. Sys. Oblig. Grp.	5.750	02/15/42	1,500	1,631,880
Cape May Cnty. Indl. Poll. Ctrl. Fing. Auth. Rev.,
Atlantic City Elec. Co., Series A, Rfdg., NATL	6.800	03/01/21	2,615	2,617,223
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co., Inc., Series A, Rfdg., AMT
(Mandatory put date 12/03/29)	2.200(cc)	10/01/39	1,250	1,317,950
American Wtr. Co., Inc., Series B, Rfdg., AMT
(Mandatory put date 06/01/23)	1.200(cc)	11/01/34	1,000	1,011,140
NJ American Wtr. Co., Inc. Proj., Series D, Rfdg., AMT
(Mandatory put date 12/01/27)	1.100(cc)	11/01/29	625	618,562
Sch. Facs. Construction	5.000	06/15/29	1,500	1,860,030
Sch. Facs. Construction, Series NN, Rfdg.	5.000	03/01/27	2,950	3,205,500
Sch. Facs. Construction, Series PP, Rfdg.	5.000	06/15/26	2,100	2,380,203

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Econ. Dev. Auth. Rev., (cont’d.)
Series BBB, Rfdg.	5.500%	06/15/30	1,500	$1,838,355
New Jersey Edl. Facs. Auth. Rev.,
Montclair St. Univ., Series A, Rfdg.	5.000	07/01/44	2,500	2,788,425
New Jersey Healthcare Facs. Fing. Auth. Rev.,
Hackensack Meridian Hlth., Series A, Rfdg.	5.000	07/01/39	1,500	1,789,290
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/33	1,015	1,214,762
RWJ Barnabas Hlth. Oblig. Grp., Series A, Rfdg.	5.000	07/01/43	1,585	1,857,366
RWJ Univ. Hosp., Series A	5.500	07/01/43	1,000	1,107,610
Virtua Hlth., Rfdg.	5.000	07/01/29	1,000	1,122,830
New Jersey St. Sales Tax Rev.,
Covid-19 GO Emergency Bonds, Series A, GO	5.000	06/01/29	2,710	3,411,971
New Jersey St. Tpke. Auth. Rev.,
Series A	5.000	01/01/28	1,505	1,731,322
Series A	5.000	01/01/48	2,155	2,591,323
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,885	2,006,394
Series A (Pre-refunded date 07/01/22)(ee)	5.000	01/01/43	1,115	1,186,806
Series B, Rfdg.	5.000	01/01/27	2,125	2,638,676
Series D, Rfdg.(hh)	5.000	01/01/28	2,150	2,616,958
Series E, Rfdg.	5.000	01/01/32	1,970	2,445,578
New Jersey St. Trans. Tr. Fd. Sys. Auth. Rev.,
Trans. Prog. Notes, Rmkt., Series BB-1	5.000	06/15/33	1,000	1,204,030
Trans. Sys. Bond, Rfdg.	5.000	12/15/26	500	602,415
Trans. Sys., Series A, Rfdg.	5.000	12/15/28	3,565	4,395,324
Trans. Sys., Series A, Rfdg.	5.000	12/15/36	1,250	1,490,913
Trans. Sys., Series A, Rfdg.	5.500	12/15/23	3,325	3,773,509
Trans. Sys., Series B	5.500	06/15/31	1,090	1,106,993
Trans. Sys., Series D, Rfdg.	5.000	12/15/24	2,290	2,636,706
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/23	1,105	1,219,003
Series A, Rfdg.	5.000	06/01/25	2,245	2,648,651
Series A, Rfdg.	5.000	06/01/27	1,570	1,956,503
Series A, Rfdg.	5.000	06/01/28	2,320	2,952,873
Series A, Rfdg.	5.000	06/01/29	2,480	3,142,507
Series A, Rfdg.	5.000	06/01/37	2,000	2,436,700
Series A, Rfdg.	5.250	06/01/46	5,500	6,572,995

				81,129,276

New Mexico 0.3%

Farmington Rev.,
Pub. Svcs. Co. of San Juan, Series C, Rfdg.
(Mandatory put date 06/01/24)	1.150(cc)	06/01/40	3,000	3,048,060

See Notes to Financial Statements.

PGIM National Muni Fund 21

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York 5.4%

Long Island Pwr. Auth. Rev.,
Notes	1.000%	09/01/25	4,000	$3,987,280
Metropolitan Trans. Auth. Rev.,
BANS, Sub. Series B-2A	5.000	05/15/21	2,625	2,647,313
Series D, Rfdg.	5.000	11/15/21	635	653,872
Series D, Rfdg.	5.000	11/15/21	1,195	1,230,515
Monroe Cnty. Indl. Dev. Corp. Rev.,
Rochester Regl. Hlth. Proj., Series A, Rfdg.	5.000	12/01/27	700	866,908
New York City Indl. Dev. Agcy. Rev.,
Yankee Stadium Proj. Pilot, Series A, Rfdg., AGM	5.000	03/01/28	750	939,188
New York City Trans. Fin. Auth. Bldg. Aid. Rev.,
Sub. Series S-1A	5.250	07/15/37	3,000	3,053,700
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec’d., Sub. Series D-1	5.000	11/01/38	3,000	3,090,600
Future Tax Sec’d., Sub. Series D-1, Rfdg.	5.000	11/01/28	3,000	3,858,090
New York City Wtr. & Swr. Sys. Rev.,
Sub. Series CC-2(hh)	5.000	06/15/28	2,250	2,775,600
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,806,035
New York St. Dorm. Auth. Rev.,
Mem. Sloan Kettering, Series 1, Rfdg.	5.000	07/01/42	1,000	1,207,540
Mount Sinai Sch. of Medicine, Series A, Rfdg.	5.000	07/01/21	1,685	1,690,611
RANS, Sub. Series B	5.000	03/31/21	3,075	3,087,115
Rochester Inst. Tech., Series A, Rfdg., AMBAC	5.250	07/01/21	2,000	2,034,020
New York St. Environ. Facs. Corp. Rev.,
Clean Wtr. & Drinking Revolving Fds. Pooled Fing.,
Series B, ETM(ee)	5.500	10/15/23	3,750	4,226,250
New York Trans. Dev. Corp. Rev.,
JFK Int’l. Arpt. Proj. Terminal 4, Series A, Rfdg., AMT	5.000	12/01/25	800	935,224
Laguardia Arpt., Term. B Redev., Series A, AMT	5.000	07/01/46	1,000	1,114,570
New York, NY,
Fiscal 2008, Rmkt., Series J-10, GO	5.000	08/01/26	1,000	1,221,550
Series C-1, GO, Rfdg.	5.000	08/01/31	1,860	2,452,633
Port Auth. of NY & NJ Rev.,
Series 223, Rfdg., AMT	5.000	07/15/28	1,500	1,896,120
Series 226, Rfdg., AMT(hh)	5.000	10/15/27	975	1,188,525
TSASC, Inc., Rev.,
Series A, Rfdg.	5.000	06/01/41	2,000	2,286,900
Util. Debt Secur. Auth. Rev.,
Series TE, Rfdg.	5.000	12/15/41	2,585	2,881,344

				51,131,503

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

North Carolina 0.6%

North Carolina Eastern Muni. Pwr. Agcy., Pwr. Sys. Rev.,
Series A, Rfdg. (Pre-refunded date 01/01/22)(ee)	6.000%	01/01/26	650	$681,343
North Carolina Med. Care Commn. Rev.,
Caromont Hlth., Series B, (Mandatory put date 02/01/26)	5.000(cc)	02/01/51	990	1,193,881
North Carolina Tpke. Auth. Rev.,
BANS	5.000	02/01/24	3,000	3,386,580

				5,261,804

Ohio 4.6%

Akron Bath Copley Joint Township Hosp. Dist. Rev.,
Summa Hlth. Oblig. Grp. Hosp. Facs., Rfdg.	5.000	11/15/28	460	573,188
Allen Cnty. Hosp. Facs. Rev.,
Bon Secours Mercy Hlth., Rfdg.	5.000	12/01/30	1,100	1,455,630
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	3,485	4,442,469
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/29	365	473,576
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/31	3,930	5,058,382
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/33	3,135	3,972,609
Franklin Cnty. Hosp. Facs. Rev.,
Hosp. Facs.	4.125	05/15/45	2,000	2,179,240
Nationwide Children’s Hosp. Proj.	4.000	11/01/45	2,000	2,129,020
Nationwide Children’s Hosp. Proj., Rfdg.	4.000	11/01/47	2,400	2,609,088
Ohio Hlth. Corp., Series A	4.000	05/15/47	4,815	5,375,610
Ohio Hlth. Corp., Series A (Pre-refunded date 11/15/21)(ee)	5.000	11/15/41	2,000	2,068,320
Lancaster Port Auth. Rev.,
Series A, Rfdg. (Mandatory put date 02/01/25)	5.000(cc)	08/01/49	1,000	1,154,680
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Series A, Rfdg. (Pre-refunded date 11/15/21)(ee)	6.500	11/15/37	875	914,060
Middleburg Heights Hosp. Rev. Facs.,
Southwest Gen., Rfdg.	5.250	08/01/41	800	816,904
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	522,195
American Elec. Pwr. Co. Proj., Series C, Rfdg., AMT
(Mandatory put date 10/01/24)	2.100(cc)	12/01/27	1,500	1,558,155
Ohio St. Higher Edl. Facs., Commn. Rev.,
Cleveland Clnc. Hlth. Sys. Oblig. Series A-1, Rfdg.
(Pre-refunded date 01/01/23)(ee)	5.000	01/01/42	2,000	2,175,440

See Notes to Financial Statements.

PGIM National Muni Fund 23

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

Ohio St. Rev.,
Cleveland Clnc. Hlth. Sys. Series A, Rfdg.	4.000%	01/01/36	2,500	$2,887,800
Cleveland Clnc. Hlth. Sys. Series A, Rfdg.	5.000	01/01/28	2,330	2,955,885

				43,322,251

Oklahoma 1.6%

Oklahoma St. Dev. Fin. Auth. Rev.,
Gilcrease Expressway West, AMT	1.625	07/06/23	1,500	1,509,615
St. Johns Hlth. Sys., Rfdg. (Pre-refunded date 02/15/22)(ee)	5.000	02/15/42	1,500	1,568,550
Oklahoma Tpke. Auth. Rev.,
Second Sr. Series A, Rfdg.	5.000	01/01/28	2,195	2,788,770
Second Sr. Series A, Rfdg.	5.000	01/01/29	1,000	1,296,490
Series A	4.000	01/01/48	2,000	2,232,280
Series A	5.000	01/01/42	3,000	3,536,970
Stillwater Util. Auth. Rev.,
Series A	5.000	10/01/39	1,865	2,123,172

				15,055,847

Oregon 0.1%

Medford Hosp. Facs. Auth. Rev.,
Asante Proj., Series A, Rfdg.	5.000	08/15/27	820	1,024,951

Pennsylvania 6.1%

Bucks Cnty. Indl. Dev. Auth. Rev.,
Grand View Hosp. Proj.(hh)	5.000	07/01/25	350	397,281
Central Bradford Progress Auth. Rev.,
Guthrie Healthcare Sys., Rfdg. (Pre-refunded date 12/01/21)(ee)	5.375	12/01/41	2,700	2,804,949
Comnwlth. Fing. Auth. Rev.,
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/25	1,945	2,282,302
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/28	1,175	1,477,034
Tob. Mstr. Settlement Payment Bonds	5.000	06/01/34	1,095	1,336,645
Delaware Valley Regl. Fin. Auth. Rev.,
Series A, AMBAC	5.500	08/01/28	2,000	2,560,540
Geisinger Auth. Rev.,
Geisinger Hlth. Sys. Oblig. Grp., Rfdg. (Mandatory put date 02/15/27)	5.000(cc)	04/01/43	1,000	1,217,810
Series A-1	5.125	06/01/41	2,000	2,022,560

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Gen. Auth. of Southcentral Pennsylvania Rev.,
Wellspan Hlth. Oblig. Grp., Series A, Rfdg.
(Pre-refunded date 06/01/24)(ee)	5.000%	06/01/44	3,000	$3,447,150
Luzerne Cnty. Indl. Dev. Auth. Rev.,
Pennsylvania American, Rfdg., AMT (Mandatory put date 12/03/29)	2.450(cc)	12/01/39	1,250	1,346,275
Pennsylvania Econ. Dev. Fing. Auth. Rev.,
UPMC, Series A-1	5.000	04/15/26	1,000	1,207,220
Wste. Mgmt., Inc. Proj., Rmkt., AMT (Mandatory put date 05/03/21)	0.180(cc)	08/01/45	5,000	4,999,236
Wste. Mgmt., Inc. Proj., Series A, AMT (Mandatory put date 08/02/21)	0.700(cc)	08/01/37	1,000	1,001,810
Pennsylvania Higher Edl. Facs. Auth. Rev.,
Trustees Univ. of Pennsylvania, Series A	4.000	08/15/41	3,200	3,632,160
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/28	1,735	2,224,999
Univ. of Pennsylvania Hlth. Sys.	5.000	08/15/49	2,000	2,427,760
Pennsylvania Tpke. Comm. Rev.,
Series A	5.000	12/01/38	1,000	1,151,110
Series A-1, Rfdg.	5.000	12/01/40	1,500	1,739,190
Series A-2, Rfdg.	5.000	12/01/26	790	977,664
Series A-2, Rfdg.	5.000	12/01/28	815	1,030,559
Series B	5.000	12/01/45	7,000	8,123,150
Sub. Series A-1	5.000	12/01/25	1,100	1,303,819
Sub. Series B, Rfdg.	5.000	06/01/29	1,860	2,229,210
Sub. Series B-1	5.250	06/01/47	2,000	2,374,920
Philadelphia Auth. for Indl. Dev. Rev.,
Children’s Hosp., Rfdg.	4.000	07/01/37	1,075	1,228,865
Philadelphia Gas Wks. Co. Rev., 16th Series A, AGM	5.000	08/01/28	625	791,900
16th Series A, AGM	5.000	08/01/29	1,000	1,289,110
Philadelphia, Wtr. & Wstewtr. Rev.,
Series A	5.000	11/01/27	930	1,170,786
Westmoreland Cnty. Indl. Dev. Auth. Rev.,
Excela Hlth. Proj., Series A, Rfdg.	4.000	07/01/21	250	252,620

				58,048,634

Puerto Rico 1.0%

Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	1,260	1,328,557
Sr. Lien, Series A	6.000	07/01/47	1,050	1,110,543

See Notes to Financial Statements.

PGIM National Muni Fund 25

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico (cont’d.)

Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.308%(t)	07/01/27	6,342	$5,482,532
Series A-1, CABS	2.327(t)	07/01/24	1,526	1,412,282

				9,333,914

Rhode Island 0.8%

Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs.
Rev.,
Clg. & Univ. Rev.	5.250	08/15/43	3,815	4,525,734
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/22	325	344,555
Series A, Rfdg.	5.000	06/01/24	395	452,947
Series A, Rfdg.	5.000	06/01/40	2,350	2,612,354

				7,935,590

South Carolina 1.5%

South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,000	1,064,020
South Carolina Pub. Svc. Auth. Rev.,
Santee Cooper, Series A, Rfdg.	5.125	12/01/43	2,000	2,226,520
Santee Cooper, Series A, Rfdg. (Pre-refunded date 12/01/23)(ee)	5.750	12/01/43	3,000	3,443,430
Series A, Rfdg.	5.000	12/01/29	1,300	1,525,459
Series A, Rfdg.	5.000	12/01/31	4,595	6,073,947

				14,333,376

South Dakota 0.1%

South Dakota Edl. Enhancement Fdg. Corp. Rev.,
Series B, Rfdg.	5.000	06/01/27	1,000	1,102,870

Tennessee 0.4%

Tennessee Energy Acq. Corp. Gas Rev.,
Series A	5.250	09/01/26	2,465	2,975,625
Series C	5.000	02/01/22	1,050	1,091,706

				4,067,331

Texas 8.5%

Central Tex. Regl. Mobility Auth. Rev.,
BANS, Sub. Series F	5.000	01/01/25	1,250	1,426,200

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Central Tex. Regl. Mobility Auth. Rev., (cont’d.)
Sr. Lien, Series A	5.000%	01/01/40	1,395	$1,574,369
Sr. Lien, Series A	5.000	01/01/45	1,000	1,121,450
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	6.000	08/15/43	1,000	1,099,890
Idea Pub. Sch., Rfdg., PSFG	5.000	08/15/39	1,000	1,134,610
Dallas-Fort Worth Int’l. Arpt. Rev.,
Rfdg.	5.000	11/01/27	1,280	1,606,502
Series A, Rfdg.	5.000	11/01/25	1,000	1,192,320
Series A, Rfdg.	5.000	11/01/26	670	821,105
Grand Parkway Trans. Corp. Rev.,
First Tier Toll Rev., Series A	5.125	10/01/43	2,000	2,142,140
Gulf Coast Wste. Disp. Auth. Rev.,
ExxonMobil Proj., FRDD (Mandatory put date 03/01/21)	0.030(cc)	09/01/25	20,350	20,350,000
ExxonMobil Proj., FRDD (Mandatory put date 03/01/21)	0.030(cc)	12/01/25	5,470	5,470,000
ExxonMobil Proj., Series A, FRDD (Mandatory put date 03/01/21)	0.020(cc)	06/01/30	210	210,000
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Mem. Hermann Hlth. Sys., Series C-3, Rfdg.
(Mandatory put date 12/01/26)	5.000(cc)	06/01/32	2,310	2,835,987
Texas Children’s Hosp., Series B, Rfdg. (Mandatory put date 10/01/24)	5.000(cc)	10/01/41	1,160	1,339,881
Harris Cnty. Metro. Trans. Auth. Tax Rev.,
Series A, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000	11/01/36	3,000	3,095,880
Harris Cnty. Toll Road Auth. Rev.,
First Lien, Rfdg.	5.000	08/15/28	1,250	1,611,087
Sr. Lien, Series A, Rfdg.	5.000	08/15/43	3,000	3,686,130
Houston Arpt. Sys. Rev.,
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/21)(ee)	5.000	07/01/25	1,045	1,061,083
Sub. Lien, Series A, Rfdg., AMT (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	5,640	5,985,845
Sub. Lien, Series B, Rfdg. (Pre-refunded date 07/01/22)(ee)	5.000	07/01/32	2,000	2,127,740
Lower Colorado River Auth. Rev.,
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/27	1,750	2,177,280
LCRA Transmn. Svcs. Corp. Proj., Rfdg.(hh)	5.000	05/15/29	950	1,231,124
LCRA Transmn. Svcs. Corp. Proj., Rfdg.	5.000	05/15/32	1,000	1,272,680

See Notes to Financial Statements.

PGIM National Muni Fund 27

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Matagorda Cnty. Navigation Dist. No. 1 Rev.,
Cent. Pwr. & Lt., Rmkt., Rfdg., AMT (Mandatory put date 09/01/23)	0.900%(cc)	05/01/30	1,250	$1,245,375
North Tex. Twy. Auth. Rev.,
First Tier, Series A, Rfdg.	5.000	01/01/28	650	779,123
Second Tier, Rfdg.	5.000	01/01/48	1,250	1,486,900
Second Tier, Series B, Rfdg.	5.000	01/01/27	820	1,003,811
Series A, Rfdg.	5.000	01/01/26	245	275,826
Series B, Rfdg.	5.000	01/01/45	2,000	2,265,640
Spl. Projs., Series A (Pre-refunded date 09/01/21)(ee)	5.500	09/01/41	1,000	1,026,540
Tex. Muni. Gas Acq. & Sply. Corp. Rev.,
Rfdg.	5.000	12/15/27	1,000	1,240,090
Tex. Priv. Activ. Surf. Trans. Corp. Rev.,
Sr. Lien, NTE Mobility, Series 3A & 3B, AMT	6.750	06/30/43	500	567,705
Sr. Lien, NTE Mobility, Series 3A & 3B, AMT	7.000	12/31/38	1,500	1,718,160
Tex. St. Rev.,
Trans.	4.000	08/26/21	4,680	4,768,218

				80,950,691

Utah 2.1%

Cnty. of Utah Rev.,
IHC Hlth. Serv. Inc., Series A, Rfdg.	4.000	05/15/41	5,000	5,664,350
IHC Hlth. Serv. Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	5,560	6,835,297
Salt Lake City Corp. Arpt. Rev.,
Series A, AMT	5.000	07/01/23	2,000	2,201,740
Series A, AMT	5.000	07/01/28	2,070	2,578,019
Series A, AMT	5.250	07/01/48	2,000	2,392,000

				19,671,406

Virginia 1.0%

Arlington Cnty. Indl. Dev. Auth. Rev.,
Virginia Hosp. Ctr., Rfdg.	5.000	07/01/26	500	607,330
Fairfax Cnty. Indl. Dev. Auth. Rev.,
Healthcare, Inova Hlth. Sys.	5.000	05/15/40	2,175	2,287,839
Healthcare, Inova Hlth. Sys. Series A, Rfdg.	4.000	05/15/48	3,000	3,405,300

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia (cont’d.)

Norfolk Econ. Dev. Auth. Rev.,
Sentara Healthcare, Series B, Rfdg.	4.000%	11/01/48	2,000	$2,252,300
Wise Cnty. Indl. Dev. Auth. Rev.,
VA Elec. & Pwr. Co., Rmkt., Series A (Mandatory put date 05/31/24)	1.200(cc)	11/01/40	750	763,335

				9,316,104

Washington 2.2%

Port of Seattle Rev.,
Intermediate Lien, Series C, Rfdg., AMT	5.000	02/01/24	2,500	2,505,075
Series A, AMT	5.000	05/01/43	1,500	1,718,640
Series B, Rfdg., AMT	5.000	09/01/26	1,115	1,139,363
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Rfdg. & Impvt., Series A	5.000	12/01/37	1,000	1,059,510
Univ. of Washington Rev.,
Forward Delivery, Series C, Rfdg.	5.000	04/01/31	1,250	1,652,275
Forward Delivery, Series C, Rfdg.	5.000	04/01/32	1,250	1,639,412
Forward Delivery, Series C, Rfdg.	5.000	04/01/34	1,000	1,298,770
Forward Delivery, Series C, Rfdg.	5.000	04/01/35	1,750	2,264,745
Washington St. Healthcare Facs. Auth. Rev.,
Multicare Hlth. Sys., Series B, Rfdg.	5.000	08/15/26	620	736,510
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	2,690	3,046,183
Seattle Children’s Hosp., Series A (Pre-refunded date 10/01/22)(ee)	5.000	10/01/42	2,300	2,473,466
Swedish Hlth. Svcs., Series A (Pre-refunded date 05/15/21)(ee)	6.250	11/15/41	1,500	1,518,360

				21,052,309

West Virginia 0.5%

Harrison Cnty. Comm. Rev.,
Monongahela Pwr. Co. Proj., Series A, Rfdg., AMT
(Mandatory put date 10/15/21)	3.000(cc)	10/15/37	500	507,145
West Virginia Econ. Dev. Auth. Rev.,
Wheeling Pwr. Co. Mitchell Proj., Rmkt., Series A,
Rfdg., AMT (Mandatory put date 04/01/22)	3.000(cc)	06/01/37	500	512,780
West Virginia Hosp. Fin. Auth. Rev.,
Cabell Huntington Hosp. Oblig., Series B, Rfdg.	5.000	01/01/43	1,000	1,184,260
West Virginia Prkwys. Auth. Rev.,
Sr. Tpke. Toll	4.000	06/01/47	1,970	2,198,855

				4,403,040

See Notes to Financial Statements.

PGIM National Muni Fund 29

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 0.3%

Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Ascension Hlth. Alliance, Rmkt., Series B-1, Rfdg.	4.000%		11/15/43	1,500	$1,703,940
Marshfield Clnc. Hlth. Sys., Series B-2, Rfdg.
(Mandatory put date 02/15/27)	5.000	(cc)	02/15/51	1,000	1,200,180

					2,904,120

TOTAL INVESTMENTS 100.2%
(cost $897,053,692)					950,561,810
Liabilities in excess of other assets(z) (0.2)%					(2,167,975)

NET ASSETS 100.0%					$948,393,835

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

PCR—Pollution Control Revenue

PSFG—Permanent School Fund Guarantee

RANS—Revenue Anticipation Notes

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2021.

See Notes to Financial Statements.

30

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Position:
65	20 Year U.S. Treasury Bonds	Jun. 2021	$10,349,219	$179,872

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$574,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
Alabama	$—	$13,167,565	$—
Alaska	—	6,996,943	—
Arizona	—	30,779,071	—
California	—	98,839,970	—
Colorado	—	28,908,745	—
Connecticut	—	22,240,956	—
Delaware	—	1,477,440	—
District of Columbia	—	18,381,462	—
Florida	—	64,376,844	—
Georgia	—	19,053,155	—
Hawaii	—	7,522,269	—
Illinois	—	118,061,866	—

See Notes to Financial Statements.

PGIM National Muni Fund 31

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds (continued)
Indiana	$—	$10,363,763	$—
Iowa	—	9,385,358	—
Kansas	—	2,476,925	—
Kentucky	—	18,313,924	—
Louisiana	—	6,585,824	—
Maine	—	1,116,783	—
Maryland	—	2,433,778	—
Massachusetts	—	7,057,430	—
Michigan	—	12,795,593	—
Minnesota	—	2,236,520	—
Mississippi	—	1,165,000	—
Missouri	—	7,266,728	—
Nebraska	—	6,464,821	—
New Jersey	—	81,129,276	—
New Mexico	—	3,048,060	—
New York	—	51,131,503	—
North Carolina	—	5,261,804	—
Ohio	—	43,322,251	—
Oklahoma	—	15,055,847	—
Oregon	—	1,024,951	—
Pennsylvania	—	58,048,634	—
Puerto Rico	—	9,333,914	—
Rhode Island	—	7,935,590	—
South Carolina	—	14,333,376	—
South Dakota	—	1,102,870	—
Tennessee	—	4,067,331	—
Texas	—	80,950,691	—
Utah	—	19,671,406	—
Virginia	—	9,316,104	—
Washington	—	21,052,309	—
West Virginia	—	4,403,040	—
Wisconsin	—	2,904,120	—

Total	$—	$950,561,810	$—

Other Financial Instruments*
Assets
Futures Contracts	$179,872	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

32

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Transportation	21.9%
Healthcare	14.5
General Obligation	9.8
Tobacco Appropriated	7.6
Special Tax/Assessment District	7.4
Corporate Backed IDB & PCR	7.2
Pre-pay Gas	7.2
Pre-Refunded	6.1
Power	5.2

Education	4.8%
Lease Backed Certificate of Participation	4.3
Water & Sewer	3.8
Development	0.4

100.2
Liabilities in excess of other assets	(0.2)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$179,872	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$1,016,950

See Notes to Financial Statements.

PGIM National Muni Fund 33

Schedule of Investments (unaudited) (continued)

as of February 28, 2021

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$49,009

For the six months ended February 28, 2021, the Fund’s average volume of derivative activities is as follows:

Futures
Contracts—
Short
Positions(1)
$11,398,052

(1)   Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2021.

See Notes to Financial Statements.

34

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Assets

Unaffiliated investments (cost $897,053,692)	$950,561,810
Cash	4,789
Interest receivable	9,446,002
Receivable for Fund shares sold	3,169,773
Receivable for investments sold	853,874
Deposit with broker for centrally cleared/exchange-traded derivatives	574,000
Prepaid expenses	4,528

Total Assets	964,614,776

Liabilities

Payable for investments purchased	12,755,736
Payable for Fund shares purchased	2,821,294
Management fee payable	188,826
Distribution fee payable	140,732
Dividends payable	118,659
Accrued expenses and other liabilities	103,660
Due to broker—variation margin futures	65,000
Affiliated transfer agent fee payable	26,242
Directors’ fees payable	792

Total Liabilities	16,220,941

Net Assets	$948,393,835

Net assets were comprised of:
Common stock, at par	$627,436
Paid-in capital in excess of par	904,649,770
Total distributable earnings (loss)	43,116,629

Net assets, February 28, 2021	$948,393,835

See Notes to Financial Statements.

PGIM National Muni Fund 35

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Class A

Net asset value and redemption price per share, ($643,677,144 ÷ 42,575,443 shares of common stock issued and outstanding)	$15.12
Maximum sales charge (3.25% of offering price)	0.51

Maximum offering price to public	$15.63

Class C

Net asset value, offering price and redemption price per share, ($20,377,134 ÷ 1,344,990 shares of common stock issued and outstanding)	$15.15

Class Z

Net asset value, offering price and redemption price per share, ($ 126,258,080 ÷ 8,358,632 shares of common stock issued and outstanding)	$15.11

Class R6

Net asset value, offering price and redemption price per share, ($158,081,477 ÷ 10,464,525 shares of common stock issued and outstanding)	$15.11

See Notes to Financial Statements.

36

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)

Interest income	$12,323,072

Expenses
Management fee	1,264,277
Distribution fee(a)	886,585
Transfer agent’s fees and expenses (including affiliated expense of $ 63,436)(a)	240,841
Registration fees(a)	66,703
Custodian and accounting fees	51,888
Audit fee	19,590
Legal fees and expenses	12,417
Shareholders’ reports	12,282
Directors’ fees	9,742
Miscellaneous	13,891

Total expenses	2,578,216
Less: Fee waiver and/or expense reimbursement(a)	(146,687)
Custodian fee credit	(322)

Net expenses	2,431,207

Net investment income (loss)	9,891,865

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	780,982
Futures transactions	1,016,950

1,797,932

Net change in unrealized appreciation (depreciation) on:
Investments	(1,397,283)
Futures	49,009

(1,348,274)

Net gain (loss) on investment transactions	449,658

Net Increase (Decrease) In Net Assets Resulting From Operations	$10,341,523

(a)   Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	773,288	113,297	—	—
Transfer agent’s fees and expenses	191,751	8,256	40,674	160
Registration fees	30,369	8,858	11,772	15,704
Fee waiver and/or expense reimbursement	(80,498)	(2,948)	(30,598)	(32,643)

See Notes to Financial Statements.

PGIM National Muni Fund 37

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2021	Year Ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,891,865	$20,465,361
Net realized gain (loss) on investment transactions	1,797,932	(4,596,103)
Net change in unrealized appreciation (depreciation) on investments	(1,348,274)	(2,604,074)

Net increase (decrease) in net assets resulting from operations	10,341,523	13,265,184

Dividends and Distributions
Distributions from distributable earnings
Class A	(6,919,146)	(16,002,837)
Class B	—	(105,984)
Class C	(160,084)	(445,054)
Class Z	(1,257,932)	(2,620,810)
Class R6	(1,634,331)	(2,361,365)

	(9,971,493)	(21,536,050)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	166,881,166	229,048,196
Net asset value of shares issued in reinvestment of dividends and distributions	9,136,363	19,162,144
Cost of shares purchased	(53,653,362)	(120,113,813)

Net increase (decrease) in net assets from Fund share transactions	122,364,167	128,096,527

Total increase (decrease)	122,734,197	119,825,661

Net Assets:
Beginning of period	825,659,638	705,833,977

End of period	$948,393,835	$825,659,638

See Notes to Financial Statements.

38

Notes to Financial Statements (unaudited)

1.	Organization

Prudential National Muni Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM National Muni Fund (the “Fund”) is the sole series of the Company. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM National Muni Fund    39

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it

40

does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM National Muni Fund    41

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Company, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.29% of the Fund’s average daily net assets up to and including $5 billion and 0.28% of such average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.29% for the reporting period ended February 28, 2021.

42

The Manager has contractually agreed, through December 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.36% of average daily net assets for Class Z shares and 0.29% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended February 28, 2021, PIMS received $287,091 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 28, 2021, PIMS received $7,744 and $1,877 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM National Muni Fund    43

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

For the reporting period ended February 28, 2021, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

		Realized
Purchases	Sales	Gain
$42,320,377	$28,950,855	$—

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2021, were $237,242,202 and $124,514,037, respectively.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$897,323,634
Gross Unrealized Appreciation	55,483,475
Gross Unrealized Depreciation	(2,065,427)
Net Unrealized Appreciation	$53,418,048

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2020 of approximately $13,529,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31,

44

2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The Company is authorized to issue 1 billion shares of capital stock, $0.01 par value per share, designated as shares of the Fund. The shares are further classified and designated as follows:

Class A	150,000,000
Class B	5,000,000
Class C	25,000,000
Class Z	375,000,000
Class T	75,000,000
Class R6	370,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	7,907	0.1%

PGIM National Muni Fund    45

Notes to Financial Statements (unaudited) (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	61.0%

Transactions in shares of common stock were as follows:

Class A	Shares	Amount

Six months ended February 28, 2021:
Shares sold	4,000,879	$60,773,064
Shares issued in reinvestment of dividends and distributions	403,543	6,118,243
Shares purchased	(2,070,041)	(31,381,958)

Net increase (decrease) in shares outstanding before conversion	2,334,381	35,509,349
Shares issued upon conversion from other share class(es)	205,444	3,154,159
Shares purchased upon conversion into other share class(es)	(136,193)	(2,075,449)

Net increase (decrease) in shares outstanding	2,403,632	$36,588,059

Year ended August 31, 2020:
Shares sold	7,110,679	$106,510,776
Shares issued in reinvestment of dividends and distributions	919,297	13,785,467
Shares purchased	(4,412,167)	(65,544,736)

Net increase (decrease) in shares outstanding before conversion	3,617,809	54,751,507
Shares issued upon conversion from other share class(es)	720,901	10,771,061
Shares purchased upon conversion into other share class(es)	(164,525)	(2,476,133)

Net increase (decrease) in shares outstanding	4,174,185	$63,046,435

Class B

Period ended June 26, 2020*:
Shares sold	6	$194
Shares issued in reinvestment of dividends and distributions	5,901	89,006
Shares purchased	(39,956)	(598,052)

Net increase (decrease) in shares outstanding before conversion	(34,049)	(508,852)
Shares purchased upon conversion into other share class(es)	(475,413)	(7,116,808)

Net increase (decrease) in shares outstanding	(509,462)	$(7,625,660)

46

Class C	Shares	Amount

Six months ended February 28, 2021:
Shares sold	102,572	$1,560,458
Shares issued in reinvestment of dividends and distributions	10,457	158,849
Shares purchased	(68,985)	(1,051,001)

Net increase (decrease) in shares outstanding before conversion	44,044	668,306
Shares purchased upon conversion into other share class(es)	(213,894)	(3,291,666)

Net increase (decrease) in shares outstanding	(169,850)	$(2,623,360)

Year ended August 31, 2020:
Shares sold	530,078	$7,947,125
Shares issued in reinvestment of dividends and distributions	28,229	424,227
Shares purchased	(257,103)	(3,799,226)

Net increase (decrease) in shares outstanding before conversion	301,204	4,572,126
Shares purchased upon conversion into other share class(es)	(244,586)	(3,670,860)

Net increase (decrease) in shares outstanding	56,618	$901,266

Class Z

Six months ended February 28, 2021:
Shares sold	3,038,721	$46,268,307
Shares issued in reinvestment of dividends and distributions	80,885	1,225,606
Shares purchased	(729,404)	(11,081,832)

Net increase (decrease) in shares outstanding before conversion	2,390,202	36,412,081
Shares issued upon conversion from other share class(es)	119,731	1,823,531
Shares purchased upon conversion into other share class(es)	(3,223)	(49,246)

Net increase (decrease) in shares outstanding	2,506,710	$38,186,366

Year ended August 31, 2020:
Shares sold	2,541,290	$38,081,029
Shares issued in reinvestment of dividends and distributions	167,701	2,514,195
Shares purchased	(2,237,911)	(33,073,586)

Net increase (decrease) in shares outstanding before conversion	471,080	7,521,638
Shares issued upon conversion from other share class(es)	161,912	2,437,058
Shares purchased upon conversion into other share class(es)	(22,468)	(337,538)

Net increase (decrease) in shares outstanding	610,524	$9,621,158

Class R6

Six months ended February 28, 2021:
Shares sold	3,836,938	$58,279,337
Shares issued in reinvestment of dividends and distributions	107,808	1,633,665
Shares purchased	(669,564)	(10,138,571)

Net increase (decrease) in shares outstanding before conversion	3,275,182	49,774,431
Shares issued upon conversion from other share class(es)	28,777	438,671

Net increase (decrease) in shares outstanding	3,303,959	$50,213,102

Year ended August 31, 2020:
Shares sold	5,114,350	$76,509,072
Shares issued in reinvestment of dividends and distributions	156,986	2,349,249
Shares purchased	(1,163,440)	(17,098,213)

Net increase (decrease) in shares outstanding before conversion	4,107,896	61,760,108
Shares issued upon conversion from other share class(es)	26,429	393,220

Net increase (decrease) in shares outstanding	4,134,325	$62,153,328

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

PGIM National Muni Fund    47

Notes to Financial Statements (unaudited) (continued)

8.	Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

48

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

PGIM National Muni Fund    49

Notes to Financial Statements (unaudited) (continued)

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets,

50

including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM National Muni Fund    51

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended
	February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.10		$15.27	$14.59	$15.00	$15.52	$15.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.40	0.47	0.49	0.52	0.54
Net realized and unrealized gain (loss) on investment transactions	0.02		(0.15)	0.68	(0.40)	(0.52)	0.51
Total from investment operations	0.19		0.25	1.15	0.09	-	1.05
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.42)	(0.47)	(0.50)	(0.52)	(0.53)
Net asset value, end of period	$15.12		$15.10	$15.27	$14.59	$15.00	$15.52
Total Return(b):	1.25%		1.69%	8.08%	0.61%	0.06%	7.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$643,677		$606,460	$549,601	$517,433	$567,228	$612,452
Average net assets (000)	$623,757		$569,886	$517,732	$541,097	$576,650	$600,384
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.61	%(d)	0.76%	0.85%	0.83%	0.84%	0.84%
Expenses before waivers and/or expense reimbursement	0.64	%(d)	0.76%	0.85%	0.83%	0.84%	0.84%
Net investment income (loss)	2.22	%(d)	2.67%	3.23%	3.35%	3.51%	3.55%
Portfolio turnover rate(e)(f)	14%		71%	42%	42%	33%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

52

Class C Shares
	Six Months Ended
	February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.13		$15.30	$14.62	$15.03	$15.56	$15.04
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.28	0.36	0.38	0.41	0.43
Net realized and unrealized gain (loss) on investment transactions	0.02		(0.15)	0.67	(0.41)	(0.53)	0.51
Total from investment operations	0.13		0.13	1.03	(0.03)	(0.12)	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.30)	(0.35)	(0.38)	(0.41)	(0.42)
Net asset value, end of period	$15.15		$15.13	$15.30	$14.62	$15.03	$15.56
Total Return(b):	0.84%		0.86%	7.20%	(0.17)%	(0.72)%	6.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,377		$22,918	$22,311	$26,373	$29,522	$34,471
Average net assets (000)	$22,847		$22,458	$24,307	$27,403	$31,063	$29,890
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.44	%(d)	1.59%	1.67%	1.61%	1.59%	1.59%
Expenses before waivers and/or expense reimbursement	1.47	%(d)	1.59%	1.67%	1.61%	1.59%	1.59%
Net investment income (loss)	1.39	%(d)	1.84%	2.44%	2.57%	2.76%	2.79%
Portfolio turnover rate(e)(f)	14%		71%	42%	42%	33%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended
	February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$15.08		$15.25	$14.58	$14.98	$15.51	$14.99
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.44	0.51	0.52	0.56	0.58
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.15)	0.67	(0.39)	(0.54)	0.51
Total from investment operations	0.22		0.29	1.18	0.13	0.02	1.09
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.46)	(0.51)	(0.53)	(0.55)	(0.57)
Net asset value, end of period	$15.11		$15.08	$15.25	$14.58	$14.98	$15.51
Total Return(b):	1.45%		1.95%	8.25%	0.89%	0.24%	7.41%

Ratios/Supplemental Data:
Net assets, end of period (000)	$126,258		$88,266	$79,953	$61,648	$49,457	$36,989
Average net assets (000)	$102,521		$85,403	$71,675	$56,666	$39,555	$31,385
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.36	%(d)	0.51%	0.63%	0.62%	0.59%	0.59%
Expenses before waivers and/or expense reimbursement	0.42	%(d)	0.55%	0.63%	0.62%	0.59%	0.59%
Net investment income (loss)	2.46	%(d)	2.92%	3.45%	3.57%	3.77%	3.79%
Portfolio turnover rate(e)(f)	14%		71%	42%	42%	33%	20%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

54

Class R6 Shares
	Six Months Ended				December 4, 2017(a)
	February 28,		Year Ended August 31,		through August 31,
	2021		2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$15.08		$15.26	$14.58	$14.82
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.44	0.50	0.39
Net realized and unrealized gain (loss) on investment transactions	0.03		(0.15)	0.69	(0.20)
Total from investment operations	0.22		0.29	1.19	0.19
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.47)	(0.51)	(0.43)
Net asset value, end of period	$15.11		$15.08	$15.26	$14.58
Total Return(c):	1.48%		1.94%	8.39%	1.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$158,081		$108,015	$46,168	$3,764
Average net assets (000)	$130,016		$76,818	$21,413	$908
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.29	%(d)	0.42%	0.61%	0.61	%(d)
Expenses before waivers and/or expense reimbursement	0.34	%(d)	0.46%	0.65%	3.67	%(d)
Net investment income (loss)	2.52	%(d)	2.94%	3.34%	3.66	%(d)
Portfolio turnover rate(e)(f)	14%		71%	42%	42%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM National Muni Fund 55

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C.Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM National Muni Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM NATIONAL MUNI FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PRNMX	PNMCX	DNMZX	PNMQX
CUSIP	74441U105	74441U303	74441U402	74441U600

MF104E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential National Muni Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2021